Consolidated income statement - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Consolidated operations
Consolidated sales revenue	$ 26,873	$ 26,802
Net operating costs (excluding items disclosed separately)	(19,450)	(18,096)
Net impairment (charges)/reversals	(122)	41
Exploration and evaluation expenditure (net of profit from disposal of interests in undeveloped projects)	(330)	(488)
Operating profit	6,971	8,259
Share of profit after tax of equity accounted units	717	422
Profit before finance items and taxation	7,688	8,681
Finance items
Net exchange (losses)/gains on external net debt and intragroup balances	(294)	43
Gains/(losses) on derivatives not qualifying for hedge accounting	23	(81)
Finance income	248	272
Finance costs	(544)	(381)
Amortisation of discount on provisions	(384)	(419)
Net finance income (expense)	(951)	(566)
Profit before taxation	6,737	8,115
Taxation	(2,201)	(2,225)
Profit after tax for the period	4,536	5,890
– attributable to owners of Rio Tinto (net earnings)	4,528	5,808
– attributable to non-controlling interests	$ 8	$ 82
Basic earnings per share (in USD per share)	$ 2.788	$ 3.579
Diluted earnings per share (in USD per share)	$ 2.765	$ 3.558